Leases – The Group as a lessee	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Leases – The Group as a lessee

15. Leases – The Group as a lessee

Nature of the Group’s leasing activities

The Group has lease contracts for land, buildings, machineries and equipment. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group regularly enters into short-term leases of 12 months or less for certain plant and equipment and machineries. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

(a)	Carrying amounts

ROU assets classified within property, plant and equipment

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Carrying amounts
Leasehold land and buildings	1,894,746	1,999,304
Plant and equipment	-	270
Motor vehicles	110,162	130,642
	2,004,908	2,130,216

(b) Depreciation charge during the financial year

	Unaudited
	Periods ended June 30,
	2024	2023
	US$	US$

Leasehold land and buildings	104,559	104,302
Plant and equipment	270	3,941
Motor vehicles	20,479	20,001
	125,308	128,244

Interest expense

	Unaudited
	Periods ended June 30
	2024	2023
	US$	US$
Interest expense on lease liabilities	26,129	28,492

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

15. Leases – The Group as a lessee

Nature of the Group’s leasing activities

The Group has lease contracts for land, buildings, machineries and equipment. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group regularly enters into short-term leases of 12 months or less for certain plant and equipment and machineries. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

(a) Carrying amounts

ROU assets classified within property, plant and equipment

	2023	2022
	US$	US$
Carrying amounts
Leasehold land and buildings	1,999,304	2,199,934
Plant and equipment	270	8,151
Motor vehicles	130,642	113,707
	2,130,216	2,321,792

(b) Depreciation charge during the financial year

	2023	2022
	US$	US$

Leasehold land and buildings	208,860	175,287
Plant and equipment	7,882	7,882
Motor vehicles	40,480	35,217
	257,222	218,386

Interest expense

	2023	2022
	US$	US$

Interest expense on lease liabilities	55,934	28,559

(c) Short-term leases

	2023	2022
	US$	US$

Expense relating to short-term leases	372,721	157,687
Total cash outflow for leases	614,191	372,642

Note: Amount includes payments of principal and interest portion of lease liabilities and short-term leases.

For both years, the Group leases various offices and machineries for its operations. Lease contracts are entered into for fixed term of 1 month to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. At the end of the current financial year, the lease for one of the properties was extended by 20 years, ending in November 2050.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

15. Leases – The Group as a lessee (continued)

The Group regularly enters into short-term leases for certain office premises. As at December 31, 2023 and 2022, the portfolio of short-term leases was similar to the portfolio of short-term leases to which the short-term leases expense is disclosed above.

(d) There were no addition of ROU assets during the financial years ended December 31, 2023 and 2022.

(e) Lease liabilities

	2022	2022
	(US$)	(US$)
Current	192,282	185,764
Non-current	1,974,524	2,071,571
	2,166,806	2,257,335